CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Operating activities:
Net (loss) income	$ (440,078)	$ 557,181	$ (1,218,829)	$ (3,631,255)
Consolidated net income from discontinued operations			0	864,981
Adjustments to reconcile consolidated net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	30,073	20,666	115,454	64,738
Shares based compensation	0	22,501	602,431	2,506,239
Gain on sale of China Operations			0	(837,720)
Income on Section 16 settlement			0	(400,000)
Changes in operating assets and liabilities:
Accounts receivable	197,426	(1,441,964)	(1,313,520)	3,608,736
Costs and estimated earnings in excess of billings on uncompleted contracts	75,870	(79,975)	(53,616)	63,224
Current assets held for sale			0	(3,853,621)
Prepaid expenses and other current assets	(9,764)	(57,721)	25,121	93,513
Other assets	0	(3,778)	9,678	4,222
Other assets held for sale			0	(34,523)
Accounts payable and accrued expenses	(421,159)	204,952	(281,509)	(3,342,504)
Current liabilities held for sale			0	2,200,030
Billings in excess of costs and estimated earnings on uncompleted contracts	806,085	543,006	747,508	11,828
Net cash provided by (used in) operating activities	238,453	(235,132)	(1,367,282)	(2,682,112)
Investing activities:
Acquisition of property and equipment	(4,105)	(30,803)	(77,272)	(139,552)
Proceeds from sale of China Operations, net of acquisition cost			0	1,325,744
Net cash used in investing activities	(4,105)	(30,803)	(77,272)	1,186,192
Financing activities:
Borrowings under loan payable obligations			0	115,753
Repayment under loan payable obligations	(13,043)	(29,762)	(94,341)	(51,106)
Repayments under other payable to Zurich			0	(360,000)
Repayments of short term convertible note			0	(4,000)
Net cash used in financing activities	(13,043)	(29,762)	1,368,301	1,275,647
Effect of exchange rate changes on cash			0	91,510
Net decrease in cash, cash equivalents and restricted cash			(76,253)	(128,763)
Net change in cash, cash equivalents and restricted cash	221,305	(295,697)
Cash, cash equivalents and restricted cash beginning of the year	2,159,344	2,235,597	2,235,597	2,364,360
Cash, cash equivalents and restricted cash end of the year	2,380,649	1,939,900	2,159,344	2,235,597
Schedule of non-cash investing and financing activities:
Automobile financing	$ 0	$ 50,622	123,025	0
Declaration on preferred dividend payable			0	4,742,768
Deemed dividend on conversion of convertible preferred stock to common stock			1,037,365	744,499
Conversion of dividends payable related to make-whole amount to common stock			0	4,457,356
Series H Preferred Stock [Member]
Schedule of non-cash investing and financing activities:
Conversion of short term convertible note to preferred stock			0	1,299,000
Conversion of preferred stock through the issuance of common stock			405,020	892,738
Series H-1 Preferred Stock [Member]
Financing activities:
Proceeds from issuance of preferred stock and warrants			0	1,575,000
Schedule of non-cash investing and financing activities:
Conversion of preferred stock through the issuance of common stock			639,500	75,000
Series H-2 Preferred Stock [Member]
Financing activities:
Proceeds from issuance of preferred stock and warrants			429,631	0
Schedule of non-cash investing and financing activities:
Issuance of warrants with preferred stock			231,248	0
Series H-3 Preferred Stock [Member]
Financing activities:
Proceeds from issuance of preferred stock and warrants			1,033,011	0
Schedule of non-cash investing and financing activities:
Issuance of warrants with preferred stock			557,826	0
Series H-1 Convertible Preferred Stock [Member]
Schedule of non-cash investing and financing activities:
Deemed dividend on conversion of convertible preferred stock to common stock			377,706	0
Series H-2 Convertible Preferred Stock [Member]
Schedule of non-cash investing and financing activities:
Deemed dividend on conversion of convertible preferred stock to common stock			183,284	0
Conversion of short term convertible note to preferred stock			183,000
Beneficial conversion feature of convertible preferred stock			183,284	0
Series H-3 Convertible Preferred Stock [Member]
Schedule of non-cash investing and financing activities:
Deemed dividend on conversion of convertible preferred stock to common stock			476,375	0
Beneficial conversion feature of convertible preferred stock			476,375	0
Series F-1 Preferred Stock [Member]
Schedule of non-cash investing and financing activities:
Conversion of dividends payable related to make-whole amount to common stock			0	624,977
Series G-1 Preferred Stock [Member]
Schedule of non-cash investing and financing activities:
Conversion of dividends payable related to make-whole amount to common stock			0	337,981
Series F And F1 Preferred Stock [Member]
Schedule of non-cash investing and financing activities:
Conversion of preferred stock through the issuance of common stock			0	3,292,741
Series G And G1 Preferred Stock [Member]
Schedule of non-cash investing and financing activities:
Conversion of preferred stock through the issuance of common stock			$ 0	$ 1,827,927